Convertible Preferred Stock - Schedule of Convertible Preferred Stock (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Temporary Equity [Line Items]
Convertible preferred stock,Shares authorized	0	93,762,517	93,762,517
Convertible preferred stock,Shares issued and outstanding		92,790,094
Convertible preferred stock,Amount		$ 560,858	$ 561,333
Convertible preferred stock,Liquidation Preference	$ 0	$ 572,866	$ 572,057
Series A
Temporary Equity [Line Items]
Convertible preferred stock,Shares authorized		4,550,000
Convertible preferred stock,Shares issued and outstanding		4,550,000
Convertible preferred stock,Amount		$ 12,405
Convertible preferred stock,Liquidation Preference		$ 4,550
Series B
Temporary Equity [Line Items]
Convertible preferred stock,Shares authorized		5,645,706
Convertible preferred stock,Shares issued and outstanding		5,645,706
Convertible preferred stock,Amount		$ 16,017
Convertible preferred stock,Liquidation Preference		$ 9,669
Series C Convertible Preferred Stock
Temporary Equity [Line Items]
Convertible preferred stock,Shares authorized		4,804,227
Convertible preferred stock,Shares issued and outstanding		4,747,352
Convertible preferred stock,Amount		$ 14,425
Convertible preferred stock,Liquidation Preference		$ 12,521
Series D
Temporary Equity [Line Items]
Convertible preferred stock,Shares authorized		19,269,117
Convertible preferred stock,Shares issued and outstanding		19,269,117
Convertible preferred stock,Amount		$ 106,905
Convertible preferred stock,Liquidation Preference		$ 106,999
Series E
Temporary Equity [Line Items]
Convertible preferred stock,Shares authorized		15,524,350
Convertible preferred stock,Shares issued and outstanding		15,524,350
Convertible preferred stock,Amount		$ 93,698
Convertible preferred stock,Liquidation Preference		$ 93,750
Series E-1 Convertible Preferred Stock
Temporary Equity [Line Items]
Convertible preferred stock,Shares authorized		17,407,441
Convertible preferred stock,Shares issued and outstanding		16,605,244
Convertible preferred stock,Amount		$ 72,568
Convertible preferred stock,Liquidation Preference		$ 100,277
Series F
Temporary Equity [Line Items]
Convertible preferred stock,Shares authorized		21,761,676
Convertible preferred stock,Shares issued and outstanding		21,761,676
Convertible preferred stock,Amount		$ 195,013
Convertible preferred stock,Liquidation Preference		$ 195,100
Series F-1
Temporary Equity [Line Items]
Convertible preferred stock,Shares authorized		4,800,000
Convertible preferred stock,Shares issued and outstanding		4,686,649
Convertible preferred stock,Amount		$ 49,827
Convertible preferred stock,Liquidation Preference		$ 50,000